Share-based Compensation Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Compensation Expenses
Schedule of recognized share-based compensation expense

	For the Years Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$ (Note 2(d))
Cost of revenue	1,075	1,483	4,006	575
Research and product development	6,864	9,124	12,057	1,732
Sales and marketing	1,650	1,305	3,321	477
General and administrative	89,086	56,826	42,352	6,083
Total	98,675	68,738	61,736	8,867

Summary of the option activity under the 2008 plan

The following table summarizes the Company’s option activities:

		Weighted	Weighted
		Average	Average	Aggregate
	Number of	Exercise	Remaining	Intrinsic
	share options	Price	Contractual Life	Value
		US$	In Years	US$’000

Outstanding at January 1, 2019	20,507,371	1.81	6.77	6,879
Granted	4,340,586	0.0033
Exercised	(897,549)	0.02
Forfeited	(1,735,099)	1.78
Modified	(2,342,913)	0.0033
Outstanding at December 31, 2019	19,872,396	1.74	5.85	3,914
Vested and expected to vest at December 31, 2019	18,248,502	1.75	5.73	3,701
Exercisable at December 31, 2019	15,285,810	1.73	5.17	3,818

Schedule of assumptions used to estimate the fair value of option grant on the date of grant

The grant date fair value of each option is calculated using a binomial option pricing model with the following assumptions:

	2017	2018	2019

Expected volatility	51.39%-52.4%	49.9%	48.05%
Risk-free interest rate	2.21%-2.45%	2.97%	2.72%
Exercise multiple	2.2-2.8	2.2-2.8	2.2-2.8
Expected dividend yield	0%	0%	0%
Time to maturity (in years)	10	10	10
Expected forfeiture rate (post-vesting)	0%-20%	0%-20%	0%-20%
Fair value of the common share on the date of option grant	US$1.39-2.92 (RMB9.05-18.98)	US$1.24-1.35 (RMB8.54-9.31)	US$1.5 (RMB10.42)

Summary of restricted shares activity

The following table summarizes the Company’s restricted shares activity under the plans:

	Numbers of	Weighted average
	restricted shares	grant date fair value
Restricted shares as of January 1, 2019	223,399	2.54
Granted	—	—
Vested	(66,579)	2.59
Forfeited	(29,926)	3.76
Restricted shares as of December 31, 2019	126,894	2.23
Vested and expected to vest at December 31, 2019	126,894	2.23